Accounting for eRapa and CPRIT grant (Tables)	6 Months Ended
Jun. 30, 2025
Accounting For Erapa And Cprit Grant
Schedule of relation the FAP

	June 30, 2025 unaudited £’000	June 30, 2024 unaudited £’000
Prepayments*	2,751	6,114
Accrued revenue	599	-
Deferred revenue	-	(1,468)